Non-operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Non-operating Expenses
Non-Operating Expenses - Schedule of Non-Operating Expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2022	2021	2020
Foreign exchange losses	3,618	2,146	2,195
Financial charges	56	158	104
Interest expense	565	893	685
Other components of defined benefit plans, net	14	(78)	248
Impairment of equity securities at cost	-	-	7,000
Accounts receivable write-off	1,282	-	-
Other	16	307	847
Total non-operating expenses from continuing operations	5,551	3,426	11,079